Consolidated Statements Of Operations And Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization of pension and other post-retirement prior service cost, tax	$ 0	$ 0.2	$ 0.2
Changes in market value of derivative financial instruments, tax	$ 1.1	$ 0.7	$ 3.7